Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Account receivable	225,917	132,849
Less: Allowance for credit losses	(22,281)	(46,756)
Total	203,636	86,093

Schedule of Allowance for Credit Loss	The following table provide a summary of changes of the allowance for credit loss for the year ended December 31, 2023 and the year ended December 31, 2022:
	December 31,
	2022	2023
	RMB	RMB
Balance at beginning of period	26,158	22,281
Adoption of ASC 326	—	6,223
Amounts charged to expenses	861	21,766
Amounts written off	—	(195)
Disposal of subsidiaries	(4,739)	(3,319)
Foreign Exchange effect	1	—
Balance at end of period	22,281	46,756